Employee Benefit Plans - Pension Amounts Recognized in the Balance Sheet (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Pension and other post-retirement benefits	$ 2,323	$ 2,746	$ 9,518
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Net amount recognized		3,900	8,762
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Net amount recognized		(814)	894
Non Qualified Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Net amount recognized		9,055	9,880
Accrued pension | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Accrued pension		993	873
Accrued pension | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Accrued pension		238	186
Accrued pension | Non Qualified Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Accrued pension		770	764
Pension and Other Post-retirement benefits | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Pension and other post-retirement benefits		2,907	7,889
Pension and Other Post-retirement benefits | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Pension and other post-retirement benefits		(1,052)	708
Pension and Other Post-retirement benefits | Non Qualified Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Pension and other post-retirement benefits		0	0
Other long-term liabilities | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Pension and other post-retirement benefits		0	0
Other long-term liabilities | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Pension and other post-retirement benefits		0	0
Other long-term liabilities | Non Qualified Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Pension and other post-retirement benefits		$ 8,285	$ 9,116